October 30, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Themes ETF Trust File Nos.: 333-271700 and 811-23872

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 71 and, under the Investment Company Act of 1940, as amended, Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, to register the Leverage Shares 2X Long World Stock Daily ETF as a new series of the Trust.

If you have any questions or require further information, please contact Tina Bloom at (513) 708-6391 or Tina.Bloom@Practus.com.

Sincerely,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com